[graphic omitted]

-------------------------------------------------------
COLONIAL INVESTMENT GRADE MUNICIPAL TRUST ANNUAL REPORT
-------------------------------------------------------

December 31, 1998

              COLONIAL INVESTMENT GRADE MUNICIPAL TRUST HIGHLIGHTS
                       JANUARY 1, 1998 - DECEMBER 31, 1998

INVESTMENT OBJECTIVE: Seeks as high a level of after-tax total return as is consistent with prudent risk, by pursuing current income exempt from ordinary federal income tax and opportunities for long-term appreciation from a portfolio primarily invested in investment-grade municipal bonds.

PORTFOLIO MANAGER COMMENTARY: "During the past 12 months, interest rate volatility and a near-record level of tax-exempt supply created challenging conditions for investors. Despite these hurdles, the Trust generated attractive net asset value returns relative to its peers.(1) We attribute this to the portfolio's structure, which was comprised of a larger-than-average proportion of bonds that tend to perform well during periods of declining interest rates, such as bonds with good call protection. We also maintained a longer-than-average duration in the Trust. Because these characteristics increased the Trust's sensitivity to changes in interest rates, the portfolio generated attractive price gains when rates fell.
                                                                  -- Bill Loring

              COLONIAL INVESTMENT GRADE MUNICIPAL TRUST PERFORMANCE

     12-month distributions declared per share(2)         $0.609
--------------------------------------------------------------------------------
                                               NAV                  MARKET PRICE
     12-month total return, assuming
     reinvestment of all distributions         6.23%                   11.94%
--------------------------------------------------------------------------------
         Price per share on 12/31/98         $11.49                    $11.19

TOP FIVE SECTORS(3)                  QUALITY BREAKDOWN(3)
(as of 12/31/98)                     (as of 12/31/98)
--------------------------------     --------------------------------
Local General Obligation   12.4%      AA:                       12.3%
Hospital                    8.5%     AAA:                       53.8%
State Appropriated          8.0%       A:                        7.0%
Refunded                    7.6%     BBB:                       11.7%
Toll Facility               7.5%     Short-term obligations:     1.1%
                                     Non-rated:                 14.1%

The Trust may at times purchase tax-exempt securities at a discount, and some or all of this discount may be included in the Trust's ordinary income which will be taxable when distributed.

(1) Please see page 3 for Lipper rankings.
(2) A portion of the Trust's income may be subject to the alternative minimum tax.
(3) Sector and quality breakdowns are calculated as a percent of total investments, including short-term obligations. Because the Trust is actively managed, there can be no guarantee the Trust will continue to maintain these quality weightings or invest in these sectors in the future. Industry sectors in the following financial statements are based upon the standard industrial classifications (SIC) published by the U.S. Office of Management and Budget. The sector classifications used on this page are based upon Colonial's defined criteria as used in the investment process.

                               PRESIDENT'S MESSAGE
                              TO FUND SHAREHOLDERS

[Photo of Stephen E. Gibson]

I am pleased to present the annual report for Colonial Investment Grade Municipal Trust for the 12 months ended December 31, 1998.

Conditions for fixed-income investments varied considerably during the period. While overall the environment for bonds was positive, a variety of domestic and international factors created a volatile climate for bond investors. In the U.S., the periodic fears of inflation that existed early in the period all but vanished during the second half, as an increasing number of signs pointed toward a gradually slowing U.S. economy. This environment set the stage for a series of interest rate cuts by the Federal Reserve Board in the fall of 1998, helping bond values end the period on a positive note.

The tax-exempt market generated a gain over the period, although it also experienced volatility much like the broader bond market. In addition to the trends mentioned above, supply and demand factors contributed to periods of weakness in municipal bond prices as many tax-exempt issuers rushed to take advantage of lower interest rates. At times, the market found it difficult to absorb this unusually high level of supply. However, when the 12 months came to a close, your Trust's performance was strong relative to its peers.(1)

For investors seeking competitive levels of tax-free income, the potential for long-term price appreciation, and an opportunity to diversify their fixed-income portfolio, Colonial Investment Grade Municipal Trust provides a solid investment option. Thank you for choosing Colonial Investment Grade Municipal Trust and for giving us the opportunity to serve your investment needs.

    Respectfully,

/s/ Stephen E. Gibson

    Stephen E. Gibson
    President
    February 11, 1999

Because market and economic conditions change, there can be no assurance that the trends described above will continue.

(1) Source: Lipper, Inc. Lipper rankings are based on the Lipper General & Insured UnleveragedMunicipal Fund Universe. As of 12/31/98 the Fund ranked in the 1st quartile (rated 5 out of 21 funds) on a one-year basis, in the 1st quartile (rated 2 out of 21 funds) on a three-year basis and in the 1st quartile (rated 1 out of 19 funds) on a five-year basis.

                               INVESTMENT PORTFOLIO
                        DECEMBER 31, 1998 (IN THOUSANDS)

MUNICIPAL BONDS - 97.9%                                           PAR    VALUE
------------------------------------------------------------------------------
EDUCATION - 7.7%
   EDUCATION - 6.5%
   CA State Educational Facilities
    Authority, Santa Clara University,
    Series 1996,
                           5.000%    09/01/15 (i)           $ 1,050    $ 1,064
   IL Chicago State University Trustees,
                           5.500%    12/01/23                 1,085      1,154
   MA State Industrial Finance Agency,
    Tabor Academy,
    Series 1998,
                           5.400%    12/01/28                 1,000      1,007
   MN University of Minnesota,
    Series 1996-A:
                           5.750%    07/01/14                   500        560
                           5.500%    07/01/21                 2,000      2,167
   NY State Lawrence University,
                           5.500%    07/01/13                 1,465      1,582
   RI Roger Williams University,
                           5.125%    11/15/12                 1,000      1,040
                                                                      --------
                                                                         8,574
                                                                      --------
   STUDENT LOAN - 1.2%
   NE Nebhelp, Inc.,
    Series 1993 A A-6,
                           6.450%    06/01/18                 1,500      1,625
                                                                      --------

 ..............................................................................
 HEALTHCARE - 14.8%
   HOSPITAL - 8.4%
   AL Alabama Special Care Facilities Authority,
    Montgomery Healthcare,
    Series 1989,
                          11.000%    10/01/19                   935        949
   FL Orange County Health Facilities Authority,
    Orlando Regional Healthcare System,
    Series 1996-C,
                           6.250%    10/01/13                 2,460      2,892
   IL Health Facility Authority,
    Seires 1992-B,  IFRN (variable rate),
                           9.872%    05/01/21                   700        821
   LA Jefferson Parish Hospital,
                           5.250%    07/01/12 (a)             1,000      1,052
   MN Rochester,
    Mayo Foundation,
    Series 1998-A,
                           5.500%    11/15/27                 1,000      1,046
   NH Higher Educational and Health Facilities
    Catholic Medical Center,
    Series 1989,           6.000%    07/01/17                 2,500      2,525
   TN Metropolitan Government, Nashville
    & Davidson Counties,
    Meharry Medical College,
    Series 1996,
                           6.000%    12/01/16                 1,575      1,801
                                                                      --------
                                                                        11,086
                                                                      --------
   INTERMEDIATE CARE FACILITIES - 1.1%
   IN Wabash First Mortgage, Hoosier
    Care, Inc. ,
   Series 1989-A,
                           9.750%    08/01/19                 1,420      1,484
                                                                      --------
   NURSING HOME - 5.3%
   CO Health Care Facilities Authority
    Pioneer Health Care,
    Series 1989,
                          10.500%    05/01/19                 1,710      1,784
   DE State Economic Development Authority,
    Churchman Village Project,
    Series A,
                          10.000%    03/01/21                   975      1,226
   FL Escambia County,
    Beverly Enterprises-Florida, Inc.,
    Series 1985,
                           9.800%    06/01/11                   185        200
   KY Jefferson County Health Facilities
    Beverly Enterprises, Inc.,
    Series 1985-B,
                           9.750%    08/01/07                   680        715
   PA Chester County Industrial Development,
    Pennsylvania Nursing Home, Inc.,
    Series 1989,
                          10.125%    05/01/19 (b)             1,204      1,107
   PA Delaware County Authority,
    Main Line and Haverford Nursing,
    Series 1992,
                           9.000%    08/01/22                   595        686
   WI State Health & Educational Facilities
    Authority, Metro Health Foundation, Inc.,
    Series 1993,
                           8.000%    11/01/22 (c)             1,300      1,300
                                                                      --------
                                                                         7,018
                                                                      --------

 ..............................................................................
 HOUSING - 4.9%
   ASSISTED LIVING/SENIOR - 0.4%
   TX Bell County Health Facilities
    Development Corp., Care Institutions, Inc.,
                           9.000%    11/01/24                   500        573
                                                                      --------
   MULTI-FAMILY - 2.6%
   FL State Housing Finance Agency,
    Windsong Apartments,
    Series 1993-C,
                           9.250%    01/01/19                   240        216
   MN White Bear Lake,
    Birch Lake Townhome Project:
    Series 1989-A,
                          10.250%    07/15/19                   775        786
    Series 1989-B,
                          (d)        07/15/19                   709        213
   Resolution Trust Corp., Pass Through
   Certificates, Series 1993-A,
                           9.250%    12/01/16 (e)             2,124      2,188
                                                                      --------
                                                                         3,403
                                                                      --------
   SINGLE-FAMILY - 1.9%
   IN State Housing Finance Authority
    Single Family Mortgage-GNMA
    Series 1990-D,
                           7.800%    01/01/22                   110        115
   LA Louisiana Housing Finance Agency,
    Residual Lien Mortgage, Series 1992,
                           7.375%    09/01/13 (d)               550        584

   MA State Housing Finance Agency,
    Series 1988-B,
                           8.100%    08/01/23                   110        114
   NE State Investment Finance Authority,
                           7.550%    03/15/22                   100        104
   OH State Housing Finance Agency,
    Series B-4,
                          10.226%    03/31/31                 1,415      1,579
                                                                      --------
                                                                         2,496
                                                                      --------

 ..............................................................................
 OTHER - 7.5%
   REFUNDED/ESCROWED (f)
   CA California State,
                           5.750%    03/01/19                 1,930      2,141
   CA San Joaquin Hills Transportation
    Corridor Agency,
    Series 1993,
                          (g)        01/01/23                 5,250      1,571
   CO Denver City and County Airport,
    Series B,
                           7.250%    11/15/23                   205        234
   DC Hospital,
    Washington Hospital Center,
    Corp., Series 1990-A,
                           8.750%    01/01/15                   615        687
   DE State Economic Development Authority,
    Riverside Hospital,
    Series 1992-A,
                           9.500%    01/01/22                   225        285
   FL Clearwater Housing Authority,
    Hampton Apartments,
    Series 1994,
                           8.250%    05/01/24                   700        860
   MI Wayne County Building Authority,
    Series 1992-A,
                           8.000%    03/01/17                   250        286
   MN Mille Lacs Capital Improvement Authority,
    Mille Lacs Band of Chippewa,
    Series 1992-A,
                           9.250%    11/01/12                   245        298
   NC Lincoln County,
    Lincoln County Hospital,
                           9.000%    05/01/07                   160        193
   TN Metropolitan Government, Nashville &
    Davidson Counties,
                           6.150%    05/15/25                 1,000      1,095
   TN Shelby County, Health, Education,
    & Housing Facilities Board, Open Arms
    Development Center:
    Series 1992-A,
                           9.750%    08/01/19                   455        642
    Series 1992-C,
                           9.750%    08/01/19                   455        642
   TX Bexar Metropolitan Water District,
                           5.000%    05/01/19                 1,000      1,037
                                                                      --------
                                                                         9,971
                                                                      --------

 ..............................................................................
OTHER REVENUE - 1.6%
   HOTELS - 0.3%
   MN Minneapolis,
    Holiday Inn Metrodome Project,
                           6.000%    12/01/01                   350        354
                                                                      --------
   INDUSTRIAL - 1.3%
   MN Brooklyn Park,
    TL Systems Corp.,
    Series 1991,
                          10.000%    09/01/16                   905      1,101
   MN Buffalo,
    Von Ruden Manufacturing, Inc.,
    Series 1989,
                          10.500%    09/01/14                   520        550
                                                                      --------
                                                                         1,651
                                                                      --------

 ..............................................................................
 RESOURCE RECOVERY - 1.2%
   DISPOSAL
   MA State Industrial Finance Agency,
    Peabody Landfill Associates, Inc.:
    Ogden Hill Project,
    Series 1995,
                           9.000%    09/01/05                   220        243
    Series 1998-A,
                           5.450%    12/01/12                 1,250      1,280
                                                                      --------
                                                                         1,523
                                                                      --------

 ..............................................................................
 TAX-BACKED - 31.4%
   LOCAL APPROPRIATED - 0.9%
   TX Houston Independent School District
    Public Facilities Corp.,
    Series 1998-A,
                          (g)        09/15/13                 2,500      1,220
                                                                      --------
   LOCAL GENERAL OBLIGATIONS - 12.2%
   CO El Paso County School District No. 11,
    Series 1996,
                           7.125%    12/01/19                 1,870      2,419
   CO Highlands Ranch Metropolitan District,
    Series 1996,
                           6.500%    06/15/11                 1,375      1,647
   IL Chicago,
    Series 1995 A-2,
                           6.250%    01/01/14                 1,480      1,732
   IL St. Clair County Public
    Building Commission,
                          (g)        12/01/13                 2,000        969
   MI Grand Ledge Public School District,
    Series 1995,
                           5.375%    05/01/24                 1,750      1,798
   MI St. Johns Public School,
    Series 1998,
                           5.100%    05/01/25                 1,000      1,019
   MN Minneapolis  St Paul Airport,
                           5.250%    01/01/13                 1,000      1,053
   NY New York City,
    Series 1997-A,
                           7.000%    08/01/07                 2,000      2,373
   PA Philadelphia School District,
    Series B,
                           5.500%    09/01/18                 2,000      2,081
   TX La Joya Independent School District,
    Series 1998,
                           5.500%    02/15/12                 1,000      1,072
                                                                      --------
                                                                        16,163
                                                                      --------
   SPECIAL NON-PROPERTY TAX - 6.2%
   FL Tampa Sports Authority,
    Tampa Bay Arena Project,
    Series 1995,
                           5.750%    10/01/25                 1,000      1,122
   NM Dona Ana County,
    Series 1998,
                           5.500%    06/01/15                 1,000      1,086
   NY New York City Transitional Finance
    Authority: Series A,
                           5.125%    08/15/21                 1,000        999
    Series 1998-C,
                           4.750%    05/01/23                 1,000        951
   NY State Local Government Assistance Corp.,
    Series 1993-E,
                           5.000%    04/01/21                 3,000      3,008
   WV State Building Commission,
    Series 1997-A,
                           5.250%    07/01/09                 1,000      1,077
                                                                      --------
                                                                         8,243
                                                                      --------
   SPECIAL PROPERTY TAX - 1.0%
   CA Contra Costa County
   Public Financing  Authority,
    Series 1992-A,
                           7.100%    08/01/22                 1,000      1,094
   FL Lexington Oaks Community
    Development District, Series 1998-B,
                           5.500%    05/01/05                   250        249
                                                                      --------
                                                                         1,343
                                                                      --------
   STATE APPROPRIATED - 7.9%
   IN State Office Building Commission,
    Women's Prison,
    Series B,
                           6.250%    07/01/16 (h)(i)          2,820      3,291
   NY New York State Dormitory Authority
    Consolidation City University
    Series 1993-A,
                           5.750%    07/01/18                 5,000      5,483
   NY State Medical Care Facilities
    Finance Agency, Mental Health Services
    Facilities Improvement,
    Series 1991-A,
                           7.500%    02/15/21                   100        109
   NY State Urban Development Corp.,
                           5.600%    04/01/15                 1,000      1,086
   WV State Building Commission,
    Series 1998 A,
                           5.375%    07/01/18                   500        529
                                                                      --------
                                                                        10,498
                                                                      --------
   STATE GENERAL OBLIGATIONS - 3.2%
   CA  State,
                           5.750%    03/01/19                    70         76
   CT State,
    Series 1996-C,
                           5.400%    11/01/14                 1,000      1,061
   MA Massachusetts Bay Transportation
    Authority, Series A,
                           5.000%    03/01/19                 1,000        996
   PR Commonwealth of Puerto Rico
    Aqueduct & Sewer Authority:
                           6.250%    07/01/12                 1,000      1,186
                           6.250%    07/01/13                   750        889
                                                                      --------
                                                                         4,208
                                                                      --------
 ..............................................................................
 TRANSPORTATION - 11.1%
   AIR TRANSPORTATION - 1.7%
   IN Indianapolis Airport Authority,
    Federal Express Corp.,
    Series 1994,
                           7.100%    01/15/17                 1,000      1,119
   NY Port Authority of New York & New Jersey,
    JFK International Air Terminal, Series 6,
                           6.250%    12/01/08                 1,000      1,154
                                                                      --------
                                                                         2,273
                                                                      --------
   AIRPORT - 1.0%
   CO Denver City and County Airport,
    Series B,
                           7.250%    11/15/23                   795        878
   MN Minneapolis-St. Paul Metropolitan
    Airport Commission,
    Series 1998-A,
                           5.000%    01/01/22                   500        497
                                                                      --------
                                                                         1,375
                                                                      --------
   TOLL FACILITIES - 7.4%
   CA Foothill/Eastern Transportation
    Corridor Agency,
    Series 1995-A,
                           5.000%    01/01/35                 1,000        954
   CA San Joaquin Hills Transportation
    Corridor Agency,
    Series A,
                          (g)        01/15/15                 2,000        910
   CO State Public Highway Authority,
    E-470, Series B,
                          (g)        09/01/11                 2,000      1,117
   FL Orlando & Orange County Expressway
    Authority,   Series 1998,
                           5.000%    07/01/21                 2,500      2,487
   IL Chicago,
    Skyway Bridge,
    Series 1996,
                           5.375%    01/01/16                 1,750      1,819
   MA State Turnpike Authority,
    Series C,
                          (g)        01/01/18                 3,000      1,159
   NH State Turnpike Systems,
    Series 1991-C, IFRN (variable rate),
                          10.159%    11/01/17 (i)             1,000      1,341
                                                                      --------
                                                                         9,787
                                                                      --------
   TRANSPORTATION - 1.0%
   IL Regional Transportation Authority,
    Series C,
                           7.750%    06/01/20                 1,000      1,363
                                                                      --------

 ..............................................................................
 UTILITY - 17.7%
   INDEPENDENT POWER PRODUCER - 0.9%
   FL Martin County Industrial
    Development Authority,
    Indiantown Cogeneration Project,
    Series 1994-A,
                           7.875%    12/15/25                 1,000      1,148
                                                                      --------
   INVESTOR OWNED - 3.2%
   IN Petersburg Pollution Control,
    Indianapolis Power & Light Company,
    Series 1993-B,
                           5.400%    08/01/17                 3,000      3,189
   MS State Business Finance Corp.,
    Systems Energy Resources Project,
    Series 1998,
                           5.875%    04/01/22                 1,000        998
                                                                      --------
                                                                         4,187
                                                                      --------
   JOINT POWER AUTHORITY - 2.4%
   IN State Municipal Power Agency,
    Series B,
                           6.000%    01/01/12 (i)             2,000      2,293
   MN Southern Minnesota
    Municipal Power Agency,
    Series A,
                           5.000%    01/01/16                   150        150
   NC State Municipal Power Agency,
    Catawba Electric No. 1,
    Series 1998-A,
                           5.500%    01/01/15                   640        696
                                                                      --------
                                                                         3,139
                                                                      --------
   MUNICIPAL ELECTRIC - 5.7%
   CA Sacramento Municipal Utilities District,
    Series L,
                           5.125%    07/01/22                 1,850      1,860
   NC University of North Carolina at
    Chapel Hill,
                          (g)        08/01/14                 1,000        476
   NE Public Power District,
    Series 1998-A,
                           5.250%    01/01/11                 1,000      1,064
   NY Long Island Power Authority:
    Series 1998-A,
                           5.000%    12/01/18                 1,500      1,496
    Series 1998,
                           5.125%    04/01/12                   500        523
   OH Cleveland,
    Series 1996 1,
                           5.000%    11/15/24                   500        494
   TN Metropolitan Government, Nashville
    & Davidson Counties,
    Series 1996-A,
                          (g)        05/15/09 (i)             1,825      1,166
   TX San Antonio,
    Series 1998-A,
                           4.500%    02/01/21                   500        465
                                                                      --------
                                                                         7,544
                                                                      --------
   WATER & SEWER - 5.5%
   MA State Water Resources Authority,
    Series 1993-B,
                           5.000%    03/01/22                 1,000        974
   MS V Lakes Utility District,
                           8.250%    07/15/24                   140        112
   PA Erie Sewer Authority,
                           5.625%    06/01/17                 1,500      1,590
   SC Chester Metropolitan Water District,
                           5.000%    03/01/15                 1,000      1,022
   TX Houston Water & Sewer System,
    Series D,
                           5.000%    12/01/17                 2,000      2,002
   TX Nueces River Authority,
    Corpus Christi Lake Texana Project,
                           5.250%    07/15/17 (i)             1,500      1,546
                                                                      --------
                                                                         7,246
                                                                      --------

   TOTAL MUNICIPAL BONDS  (cost of  $ 119,359) (j)                    $129,495
                                                                      --------

SHORT-TERM OBLIGATIONS  - 1.1%
------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES (k)
   ID State Health Facilities Authority,
    St. Luke's Regional Medical Facility,
    Series 1995,
                           5.100%    05/01/22                   400        400
   IN Portage,
     Pedcor Investments, Series B,
                           4.100%    08/01/30                   245        245
   LA State Offshore Terminal Authority,
    Loop, Inc.,
                           5.100%    09/01/06                   100        100
   NM Farmington,
    Arizona Public Service Co.,
    Four Corners Project, Series 1994-B,
                           5.100%    09/01/24                   100        100
   NY New York City, General Obligation,
    Series B,
                           5.000%    10/01/22                   650        650
                                                                      --------
   TOTAL SHORT-TERM OBLIGATIONS                                          1,495
                                                                      --------

OTHER ASSETS & LIABILITIES, NET - 1.0%                                   1,252
------------------------------------------------------------------------------

NET ASSETS - 100.0%                                                   $132,242
                                                                      --------

NOTES TO INVESTMENT PORTFOLIO:
------------------------------------------------------------------------------
(a) This security has been purchased on a delayed delivery basis for settlement at a future date beyond the customary settlement date.
(b) This issuer is in default of certain debt covenants. Income is not being accrued.
(c) This is a restricted security which was acquired on February 25, 1996 at a cost of $1,432. This security represents 1.0% of the Fund's net assets as of December 31, 1998.
(d) Accrued interest accumulates in the value of the security and is payable at redemption.
(e) This security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 1998, the value of this security amounted to $2,188 or 1.7% of net assets.
(f) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of the principal and interest.
(g) Zero coupon bond.
(h) This security, or a portion thereof, with a total market value of $1,156, is being used to collateralize the delayed delivery purchases indicated in note
    (a) above and open futures contracts.
(i) These securities, or a portion thereof, with a total market value of $6,618 are being used to collateralize open futures contracts.
(j) Cost for federal income tax purposes is approximately the same.
(k) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of December 31, 1998.

                       Acronym                             Name
                       -------                             ----
                         IFRN                   Inverse Floating Rate Note

   Short futures contracts open at December 31, 1998:

                           Par value                             Unrealized
                          covered by            Expiration       depreciation
       Type                contracts              month          at 12/31/98
   ----------------------------------------------------------------------------
     Treasury Bond          $ 4,500               March             $ 20


See notes to financial statements.

                        STATEMENT OF ASSETS & LIABILITIES
                                DECEMBER 31, 1998

(in thousands except for per share amount)
ASSETS
Investments at value (cost $119,359)                               $ 129,495
Short-term obligations                                                 1,495
                                                                   ----------
                                                                     130,990
Receivable for:
  Interest                                             $ 2,126
  Investments sold                                          72
 Variation margin on futures                                 6
Other                                                      107         2,311
                                                       --------    ----------
    Total Assets                                                     133,301

LIABILITIES
  Investments purchased                                  1,052
Accrued:
  Deferred Trustees fees                                     4
Other                                                        3
                                                       --------
    Total Liabilities                                                  1,059
                                                                   ----------

NET ASSETS  at value for 11,509
     shares of beneficial interest outstanding                     $ 132,242
                                                                   ----------

Net asset value per share                                             $11.49
                                                                   ----------

COMPOSITION OF NET ASSETS
Capital paid in                                                    $ 127,930
Accumulated net realized loss                                         (5,804)
Net unrealized appreciation (depreciation) on:
  Investments                                                         10,136
  Open futures contracts                                                 (20)
                                                                   ----------
                                                                   $ 132,242
                                                                   ----------

See notes to financial statements.

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1998

(in thousands)
INVESTMENT INCOME
Interest                                                           $ 7,894

EXPENSES
Management fee                                         $   854
Transfer agent                                              25
Bookkeeping fee                                             37
Trustees fee                                                 4
Custodian fee                                               (a)
Audit fee                                                   29
Legal fee                                                    6
Reports to shareholders                                     10
Other                                                       52       1,017
                                                       --------    --------
       Net Investment Income                                         6,877
                                                                   --------

NET REALIZED & UNREALIZED GAIN (LOSS) ON PORTFOLIO POSITIONS
Net realized gain on:
 Investments                                             1,997
 Closed futures contracts                                  134
                                                       --------
  Net Realized Gain                                                  2,131

Change in net unrealized appreciation (depreciation)
  during the period on:
 Investments                                            (1,280)
 Open futures contracts                                     20
                                                       --------

Net Change in Unrealized Depreciation                               (1,260)
                                                                   --------
           Net Gain                                                    871
                                                                   --------
Increase in Net Assets from Operations                             $ 7,748
                                                                   --------

(a) Rounds to less than one.

See notes to financial statements.

                        STATEMENT OF CHANGES IN NET ASSETS

                                                            Year ended
 (in thousands)                                             December 31
                                                     ------------------------
INCREASE (DECREASE) IN NET ASSETS                       1998          1997
Operations:
Net investment income                                 $   6,877     $   7,113
Net realized gain                                         2,131         1,650
Net unrealized appreciation (depreciation)               (1,260)        4,917
                                                      ----------    ----------
    Net Increase from Operations                          7,748        13,680

Distributions:
From net investment income                               (6,984)       (7,302)
In excess of net investment income                          (25)          -
                                                      ----------    ----------
        Total Increase                                      739         6,378

NET ASSETS
Beginning of period                                     131,503       125,125
                                                      ----------    ----------
End of period (including undistributed net
  investment income of none and $107, respectively)   $ 132,242     $ 131,503
                                                      ----------    ----------

NUMBER OF FUND SHARES
Outstanding at end of period                             11,509        11,509
                                                      ----------    ----------

See notes to financial statements.

                         NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 1998

NOTE 1. ACCOUNTING POLICIES
 ...............................................................................
ORGANIZATION: Colonial Investment Grade Municipal Trust (the Trust), is a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Trust's investment objective is to seek as high a level of after-tax total return as is consistent with prudent risk, by pursuing current income exempt from ordinary federal income tax and opportunities for long-term appreciation from a portfolio primarily invested in investment grade municipal bonds. The Trust authorized an unlimited number of shares.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS: Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Futures contracts are valued based on the difference between the last sale price and the opening price of the contract.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

The Trust may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Trust to subsequently invest at less advantageous prices.

FEDERAL INCOME TAXES: Consistent with the Trust's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM: Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; market discount is not accreted. Premium is amortized against interest income with a corresponding decrease in the cost basis.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Trust's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

OTHER: The Trust has an agreement with its custodian bank under which custodian fees were reduced by balance credits of $277 applied during the year ended December 31, 1998. The Trust could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such agreements.

NOTE 2.  FEES AND COMPENSATION PAID TO AFFILIATES
 ................................................................................
MANAGEMENT FEE: Colonial Management Associates, Inc. (the Advisor) is the investment Advisor of the Trust and furnishes accounting and other services and office facilities for a monthly fee equal to 0.65% annually of the Trust's average weekly net assets.

BOOKKEEPING FEE: The Advisor provides bookkeeping and pricing services for $18,000 per year plus 0.0233% of the Trust's average net assets over $50 million.

OTHER: The Trust pays no compensation to its officers, all of whom are employees of the Advisor.

The Trust's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Trust's assets.

NOTE 3.  PORTFOLIO INFORMATION
 ...............................................................................
INVESTMENT ACTIVITY: During the six months ended December 31, 1998, purchases and sales of investments, other than short-term obligations, were $31,777,388 and $30,349,809, respectively.

Unrealized appreciation (depreciation) at December 31, 1998, based on cost of investments for both financial statement and federal income tax purposes was approximately:

    Gross unrealized appreciation             $12,117,000
    Gross unrealized depreciation              (1,981,000)
                                              -----------
      Net unrealized appreciation             $10,136,000
                                              -----------

CAPITAL LOSS CARRYFORWARDS: At December 31, 1998, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

                          Year of               Capital loss
                         expiration             carryforward
                    ---------------------     ------------------
                      2002                          1,417,000
                      2003                          2,611,000
                      2004                          1,455,000
                                                   ----------
                                                   $5,483,000
                                                   ----------

Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

OTHER: The Trust had greater than 10% of its net assets at December 31, 1998,invested in New York.

There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Trust may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

The Trust may invest in municipal and Treasury bond futures contracts and purchase and write options on futures. The Trust will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Trust and not for trading purposes. The use of futures contracts and options involves certain risks, which include (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to different trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities or (3) an inaccurate prediction by the Advisor of the future direction of interest rates. Any of these risks may involve amounts exceeding the amount recognized in the Trust's Statement of Assets and Liabilities at any given time.

                              FINANCIAL HIGHLIGHTS

Selected per share data, total return, ratios and supplemental data throughout each period are as follows:



                                            Year ended December 31
                                  --------------------------------------------
                                       1998            1997            1996
                                    ----------       --------        --------
Net asset value -
   Beginning of period               $ 11.430        $ 10.870         $ 11.050
                                     --------        --------         --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                   0.600           0.620            0.630
Net realized and
unrealized gain (loss)                  0.069           0.575           (0.193)
                                     --------        --------         --------
   Total from Investment
      Operations                        0.669           1.195            0.437
                                     --------        --------         --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income             (0.607)         (0.635)          (0.617)
In excess of net investment
    income                             (0.002)           -               -
                                     --------        --------         --------
Total Distributions
    Declared to Shareholders           (0.609)         (0.635)          (0.617)
                                     --------        --------         --------
Net asset value -
   End of period                     $ 11.490        $ 11.430         $ 10.870
                                     --------        --------         --------

Market price per share               $ 11.187        $ 10.560         $ 10.130
                                     --------        --------         --------
Total return - based on
    net asset value (a)                 6.23%          11.61%            4.60%
                                     --------        --------         --------
Total return - based on market
    value (b)                          11.94%          10.76%            9.06%
                                     --------        --------         --------

RATIOS TO AVERAGE NET ASSETS
Expenses (c)                            0.77%           0.83%            0.88%
Net investment income (c)               5.24%           5.63%            5.80%
Portfolio turnover                        24%             21%              20%
Net assets at end
of period (000)                      $132,242       $ 131,503        $ 125,125

(a) Total return at net asset value assuming all distributions reinvested.
(b) Total return at market value assuming all distributions reinvested and excluding brokerage commissions.
(c) The benefits derived from custody credits and directed brokerage arrangements had no impact.

-----------------------------------------------------------------
Federal income tax information (unaudited)
All of the distributions will be treated as exempt income for federal income tax purposes.
-----------------------------------------------------------------

                          FINANCIAL HIGHLIGHTS -- CONT.

Selected per share data, total return, ratios and supplemental data throughout each period are as follows:

                                        Year ended December 31
                                       ------------------------
                                        1995             1994
                                       -------         --------
Net asset value -
   Beginning of period                 $ 9.930         $ 11.050
                                       -------         --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                    0.644            0.673
Net realized and
unrealized gain (loss)                   1.111           (1.121)
                                       -------         --------
   Total from Investment
      Operations                         1.755           (0.448)
                                       -------         --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income              (0.635)          (0.672)
                                       -------         --------
Net asset value -
   End of period                       $11.050         $  9.930
                                       -------         --------
Market price per share                 $ 9.880         $  9.250
                                       -------         --------
Total return - based on net
    asset value (a)                     18.63%            (4.08)%
                                       -------         --------
Total return - based on market
    value (b)                           13.87%            (8.12)%
                                       -------         --------

RATIOS TO AVERAGE NET ASSETS
Expenses                                 1.08% (c)        0.94%
Net investment income                    6.08% (c)        6.46%
Portfolio turnover                         37%              34%
Net assets at end
of period (000)                      $ 127,118        $ 114,260

(a) Total return at net asset value assuming all distributions reinvested.
(b) Total return at market value assuming all distributions reinvested and excluding brokerage commissions.
(c) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior years' ratios are net of benefits received, if any.

                        REPORT OF INDEPENDENT ACCOUNTANTS

T0 THE TRUSTEES AND SHAREHOLDERS OF COLONIAL INVESTMENT GRADE
   MUNICIPAL TRUST

     In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Colonial Investment Grade Municipal Trust (the "Trust"), at December 31, 1998, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio positions at December 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
Boston, Massachusetts
February 11, 1999

                           DIVIDEND REINVESTMENT PLAN

As a shareholder in the Trust you are eligible to participate in the Dividend Reinvestment Plan.

The Trust generally distributes net investment income and net short-term capital gains monthly and net long-term capital gains annually. Under the Trust's Dividend Reinvestment Plan (the "Plan") all distributions are reinvested automatically in additional shares of the Trust, unless the shareholder elects to receive cash or the shares are held in broker or nominee name and a reinvestment service is not provided by the broker or nominee. All cash distributions will be mailed by check directly to the record holder by the dividend paying agent.

If the market price of Trust shares on the distribution payment date is equal to or greater than the net asset value, Plan participants will be issued shares at the higher of net asset value or 95% of the market price. However, if the market price of shares is less than the net asset value, shares will be bought as soon as practicable (but no more than 30 days after the distribution, except as may be required to comply with federal securities laws) in the open market for the accounts of Plan participants. If, during this purchase period, the market price surpasses the net asset value, the average per share price paid may exceed the net asset value of the shares, resulting in the acquisition of fewer shares than if the distribution had been in newly-issued shares. The aggregate market value of the shares may constitute taxable income to shareholders for federal income tax purposes.

All Plan accounts receive monthly written confirmations of all transactions. Shares purchased under the Plan ordinarily are held in uncertificated form, although each participant has the right to receive certificates for whole shares owned by the participant. Each shareholder's proxy includes shares purchased pursuant to the Plan. The automatic reinvestment of distributions does not relieve participants of any income tax payable on the distributions.

There is no charge to Plan participants for reinvesting distributions. Fees and expenses of the Plan other than brokerage charges are paid by the Trust. Participants bear a pro-rata share of brokerage charges incurred on open market purchases of shares issued under the Plan.

A shareholder may elect not to participate or terminate his or her participation in the Plan by written notice to the Plan administrator. Such notice must be received by the Plan administrator before the dividend record date in order to be effective with respect to that dividend. The Plan may be amended or terminated on 30 days' written notice to the Plan participants. Upon withdrawal by any participant or any termination of the Plan, certificates for whole shares will be issued and cash payments will be made for any fractional shares. All correspondence concerning the Plan should be directed to The First National Bank of Boston, the Trust's dividend disbursing agent and administrator of the Plan, at P.O. Box 1681, Boston, Massachusetts 02105, Attention: Dividend Reinvestment Department.

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

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

                     IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Colonial Investment Grade Municipal Trust is:

The First National Bank of Boston
100 Federal Street
Boston, MA 02110
1-617-575-3120
1-800-730-6001

Colonial Investment Grade Municipal Trust mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Colonial Investment Grade Municipal Trust.

                                    TRUSTEES

ROBERT J. BIRNBAUM
Consultant (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.; President, American Stock Exchange, Inc.)

TOM BLEASDALE
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

JOHN CARBERRY
Senior Vice President of Liberty Financial Companies, Inc.
(formerly Managing Director, Salomon Brothers)

LORA S. COLLINS
Attorney (formerly Attorney, Kramer, Levin, Naftalis & Frankel)

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

SALVATORE MACERA
Private Investor (formerly Executive Vice President of Itek Corp. and President of Itek Optical & Electronic Industries, Inc.)

WILLIAM E. MAYER
Partner, Development Capital, LLC (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.
Retired (formerly Chairman of the Board, Chief Executive Officer and Director, Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Dean, Boston College School of Management

THOMAS E. STITZEL
Professor of Finance, College of Business, Boise State University; Business Consultant and Author

ROBERT L. SULLIVAN
Retired Partner, KPMG LLP (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)

ANNE-LEE VERVILLE
Consultant (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)

                                                   IG-02/473G-1298 (2/99) 99/108